Consolidated income statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Sales	$ 27,762	$ 27,964	$ 27,891
Excise duties	(8,119)	(7,719)	(7,622)
Net sales	19,643	20,245	20,269
Cost of sales	(7,962)	(8,072)	(8,071)
Gross profit	11,681	12,173	12,198
Marketing	(3,183)	(3,662)	(3,691)
Other operating items	(5,342)	(4,176)	(2,506)
Operating profit	3,156	4,335	6,001
Non-operating items	6	(220)	(70)
Finance income	384	480	400
Finance charges	(1,200)	(1,251)	(1,285)
Share of after-tax results of associates and joint ventures	218	193	414
Profit before taxation	2,564	3,537	5,460
Taxation	(606)	(999)	(1,294)
Profit for the year	1,958	2,538	4,166
Attributable to:
Equity shareholders of the parent company	1,737	2,354	3,870
Non-controlling interests	221	184	296
Profit for the year	$ 1,958	$ 2,538	$ 4,166
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,224	2,222	2,234
Dilutive potential ordinary shares (in shares)	7	6	5
Weighted average number of shares (in shares)	2,231	2,228	2,239
Basic earnings per share
Basic earnings per share (in US dollar per shares)	$ 0.781	$ 1.059	$ 1.732
Diluted earnings per share
Diluted earnings per share (in US dollar per shares)	$ 0.779	$ 1.057	$ 1.728